Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Metaverse ETF (VERS)
(the “Fund”)Supplement dated April 1, 2022
to the Fund’s Summary Prospectus and Statutory Prospectusdated March 14, 2022, each as supplemented or amended* * * * *Effective April 15, 2022, the methodology of the Fund’s Index will change. As a result, the following changes are being made to the Fund’s Principal Investment Strategies:Summary prospectus and statutory prospectusThe second through the sixth full paragraphs under the section “Principal Investment Strategies” are deleted in their entirety and replaced with the following:The Index consists of companies that provide innovative technologies to offer products and services around the Metaverse. “Metaverse” is a term used to refer to a “digital world” or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment – as well as augmented reality where the real-world environment is enhanced by computer generated sensory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, on-line gaming, and transactions. The Metaverse is enabled by several connected technologies such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing. The Index is constructed and maintained by Solactive AG (the “Index Provider”).The Index includes companies exposed to the Metaverse industry through involvement in one or more of the following product or service areas:•Metaverse Technology: Produces technology, infrastructure or hardware used to develop or operate in the Metaverse, including technologies for virtual and augmented reality.•Metaverse Platforms: Provides or develops non-physical, virtual environment or digital worlds where users and businesses can interact through virtual technologies. This includes platforms and services that facilitate virtual marketplaces and social network platforms.•Metaverse Devices: Produces devices used to access or interact with the Metaverse. This includes the production of wearable devices and specialized visuals and audio or gaming equipment used for interacting in virtual and augmented reality.•Interchange Standards: Develops and distributes tools, formats, services and engines that facilitates the creation of the Metaverse by setting actual standards that provide a common set of operating principles, language or expectations that allow for the creation, operation and ongoing improvement to the Metaverse. For example, language that can be downloaded and displayed using any browser or graphics.•Data Processing: Provides computing power to support the Metaverse. This includes high-intensity data processing services such as rendering, data matching and synchronization or motion capturing.At each Index reconstitution, the Index Provider uses an automated scan of company filings and other public information in search of terms and phrases which the Index Provider believes will identify companies that have or are expected to have significant exposure to the provision of products and/or services that contribute to the Metaverse industry. Each company identified receives a score, as determined by the automated scan, that reflects its exposure to the Metaverse industry. The Index Provider then reviews each company and excludes any company that does not have relevant business exposure. The remaining companies are then ranked based on the assigned score. Companies are only eligible for inclusion into the Index if they generate at least 50% of their revenues from Metaverse-related business operations. The 40 companies ranked highest are selected into the Index, subject to certain turnover requirements.Selected companies are weighted using a modified equal weight approach, with companies having relatively higher scores receiving additional weight. The 10 largest companies, by market capitalization, also receive additional weight in the index. The final weight for any single company (“weight cap”) is limited to 4.5%.The Index consists of companies that are listed on the New York Stock Exchange or The Nasdaq Stock Market and meet a market capitalization of at least $100 million and certain liquidity requirements. Companies in the following FactSet Industries are excluded from the index: (1) Major Pharmaceuticals, (2) Other Pharmaceuticals, (3) Original Equipment Manufacturer Auto Parts, (4) Major Telecommunications, (5) Specialty Telecommunications, (6) Wireless Telecommunications, and (7) Food Retail. The Index is reconstituted and rebalanced semiannually in June and December. The 4.5% weight cap is applied at each semiannual rebalance as well as each calendar month other than June and December. With this adjustment, the Index Provider applies the weight cap for each Index constituent by re-distributing any weight larger than 4.5% to other Index constituents on a proportional basis. Security weights are allowed to fluctuate between rebalance dates. The Index is published under the Bloomberg ticker symbol “SOMETAV.”For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.
ProShares Metaverse ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Metaverse ETF (VERS)
(the “Fund”)Supplement dated April 1, 2022
to the Fund’s Summary Prospectus and Statutory Prospectusdated March 14, 2022, each as supplemented or amended* * * * *Effective April 15, 2022, the methodology of the Fund’s Index will change. As a result, the following changes are being made to the Fund’s Principal Investment Strategies:Summary prospectus and statutory prospectusThe second through the sixth full paragraphs under the section “Principal Investment Strategies” are deleted in their entirety and replaced with the following:The Index consists of companies that provide innovative technologies to offer products and services around the Metaverse. “Metaverse” is a term used to refer to a “digital world” or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment – as well as augmented reality where the real-world environment is enhanced by computer generated sensory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, on-line gaming, and transactions. The Metaverse is enabled by several connected technologies such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing. The Index is constructed and maintained by Solactive AG (the “Index Provider”).The Index includes companies exposed to the Metaverse industry through involvement in one or more of the following product or service areas:•Metaverse Technology: Produces technology, infrastructure or hardware used to develop or operate in the Metaverse, including technologies for virtual and augmented reality.•Metaverse Platforms: Provides or develops non-physical, virtual environment or digital worlds where users and businesses can interact through virtual technologies. This includes platforms and services that facilitate virtual marketplaces and social network platforms.•Metaverse Devices: Produces devices used to access or interact with the Metaverse. This includes the production of wearable devices and specialized visuals and audio or gaming equipment used for interacting in virtual and augmented reality.•Interchange Standards: Develops and distributes tools, formats, services and engines that facilitates the creation of the Metaverse by setting actual standards that provide a common set of operating principles, language or expectations that allow for the creation, operation and ongoing improvement to the Metaverse. For example, language that can be downloaded and displayed using any browser or graphics.•Data Processing: Provides computing power to support the Metaverse. This includes high-intensity data processing services such as rendering, data matching and synchronization or motion capturing.At each Index reconstitution, the Index Provider uses an automated scan of company filings and other public information in search of terms and phrases which the Index Provider believes will identify companies that have or are expected to have significant exposure to the provision of products and/or services that contribute to the Metaverse industry. Each company identified receives a score, as determined by the automated scan, that reflects its exposure to the Metaverse industry. The Index Provider then reviews each company and excludes any company that does not have relevant business exposure. The remaining companies are then ranked based on the assigned score. Companies are only eligible for inclusion into the Index if they generate at least 50% of their revenues from Metaverse-related business operations. The 40 companies ranked highest are selected into the Index, subject to certain turnover requirements.Selected companies are weighted using a modified equal weight approach, with companies having relatively higher scores receiving additional weight. The 10 largest companies, by market capitalization, also receive additional weight in the index. The final weight for any single company (“weight cap”) is limited to 4.5%.The Index consists of companies that are listed on the New York Stock Exchange or The Nasdaq Stock Market and meet a market capitalization of at least $100 million and certain liquidity requirements. Companies in the following FactSet Industries are excluded from the index: (1) Major Pharmaceuticals, (2) Other Pharmaceuticals, (3) Original Equipment Manufacturer Auto Parts, (4) Major Telecommunications, (5) Specialty Telecommunications, (6) Wireless Telecommunications, and (7) Food Retail. The Index is reconstituted and rebalanced semiannually in June and December. The 4.5% weight cap is applied at each semiannual rebalance as well as each calendar month other than June and December. With this adjustment, the Index Provider applies the weight cap for each Index constituent by re-distributing any weight larger than 4.5% to other Index constituents on a proportional basis. Security weights are allowed to fluctuate between rebalance dates. The Index is published under the Bloomberg ticker symbol “SOMETAV.”For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.